Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2015
Registrant Name	Jacob Funds Inc.
Central Index Key	0001090372
Amendment Flag	false
Document Creation Date	Dec. 23, 2015
Document Effective Date	Dec. 29, 2015
Prospectus Date	Dec. 29, 2015
Jacob Internet Fund | Investor Class
Prospectus:
Trading Symbol	JAMFX
Jacob Small Cap Growth Fund | Investor Class
Prospectus:
Trading Symbol	JSCGX
Jacob Small Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	JSIGX
Jacob Micro Cap Growth Fund | Investor Class
Prospectus:
Trading Symbol	JMCGX
Jacob Micro Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	JMIGX
Jacob Wisdom Fund | Investor Class
Prospectus:
Trading Symbol	JWSFX